FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions		12 Months Ended
	Jul. 27, 2022 USD ($) extension_option	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper		$ 980	$ 1,017
Current portion of long-term debt		1,125	1,338
Lease obligations		207	228
Total		2,312	2,583
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		600
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper		$ 684	796
Amount of potential borrowings | €				€ 1,500,000,000
2.2 billion bridge term facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 2,200		$ 444
Borrowings maturity, term	12 months
Borrowings, number of extensions | extension_option	2
Borrowings, maturity under extension option	6 months
Borrowing facilities, cancelled						$ 1,760
2.2 billion bridge term facility | Debt transactions
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, cancelled					$ 444
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)		5.50%	4.00%